Share capital - Summary of Detailed Information About Assumptions Used in Stock Option Pricing Model (Detail) - Option pricing model [member] - yr	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate	0.46%
Expected life of options	10	10
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	65.00%	65.00%
Expected forfeiture rate	0.00%	0.00%
Bottom of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate		0.35%
Top of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate		0.45%